Capital Management - Schedule of Adjusted Net Debt, Adjusted Shareholders' Equity and Adjusted Capital (Detail) - USD ($) $ in Millions		Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of objectives, policies and processes for managing capital [abstract]
Short-term debt		$ 159	$ 976
Current portion of long-term debt		14	502
Current portion of lease liabilities		249	214
Long-term debt		10,047	8,553
Lease liabilities		891	859
Total debt		11,360	11,104
Cash and cash equivalents		(1,454)	(671)	$ (2,314)
Unamortized fair value adjustments		(404)	(424)
Adjusted net debt		9,502	10,009
Total shareholders' equity	[1]	22,365	22,869	$ 24,425
Accumulated other comprehensive (income) loss		119	251
Adjusted shareholders' equity		22,484	23,120
Adjusted capital		33,994	34,382
Letters of credit financial		150	158
Adjusted total debt		$ 11,510	$ 11,262

[1]	All equity transactions were attributable to common shareholders.